Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Detail) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid clinical trial costs		$ 257	$ 1,246
Prepaid directors' and officers' and other corporate insurance		524
Other		348	90
Prepaid expense and other current assets	$ 1,260	$ 1,129	$ 1,336